Notes to the consolidated financial statements - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Expenses By Nature [Line Items]
Loss on derecognition of fixed assets	€ 5,579
Cost of sales
Disclosure Of Expenses By Nature [Line Items]
Personnel	(2,896)	€ (9,855)	€ (7,703)
Materials	(1,598)	(7,542)	(4,941)
Third-party services	(2,652)	(7,268)	(2,340)
Maintenance and lease	(1,016)	(1,060)	(1,758)
Amortization, depreciation and derecognition	(5,913)	(2,038)	(893)
Other	(98)	(220)	(109)
Total	€ (14,173)	€ (27,983)	€ (17,744)